INVESTMENTS - Additional Information (Details) $ in Millions		1 Months Ended													2 Months Ended	12 Months Ended
	Jul. 21, 2021 shares	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Aug. 31, 2022 CNY (¥)	Aug. 31, 2022 USD ($)	Jul. 31, 2022 CNY (¥) shares	Jul. 31, 2022 USD ($)	Aug. 31, 2021 CNY (¥)	Aug. 31, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Nov. 30, 2020 USD ($) shares	Aug. 31, 2020 CNY (¥)	Jun. 30, 2020 CNY (¥)	Aug. 31, 2022 shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jul. 31, 2022 USD ($) shares	Apr. 30, 2022 CNY (¥)	Apr. 30, 2022 USD ($)	Feb. 28, 2022 CNY (¥)	Feb. 28, 2022 USD ($)	Dec. 31, 2021 USD ($)	Aug. 31, 2021 USD ($)	Jul. 31, 2021 CNY (¥)	Jul. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)	Apr. 30, 2021 CAD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Aug. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)	Feb. 29, 2020	Apr. 30, 2019 USD ($)
INVESTMENTS.
(Impairment) gain on other investments																¥ 3,500,000				¥ 17,200,000				$ 500,000	$ 30,000,000
Gain on disposal of equity investment and available-for-sale investments																1,700,000	$ 200,000	¥ 711,914		0
Impairment on equity investments | ¥																0		17,252,515		7,599,505
Income (Loss) from Equity Method Investments | ¥																0		0		(1,725,152)
Gain on disposal of investment in equity investee and available-for-sales investment																¥ 1,666,040	$ 234,657	711,914
Skychain Technologies Inc. ("Skychain")
INVESTMENTS.
Amount of investment agreed										¥ 10,600,000																										$ 4
Amount invested | $																																			$ 1,500,000
Percentage of shares acquired																9.81%								9.81%
Percentage of debentures acquired										15.11%	15.11%
Investments for Debentures										¥ 10,600,000																									1,500,000
Renewal term of debenture										12 months	12 months
Debenture, interest rate										1.00%	1.00%
Impairment on equity investments																				1,700,000	$ 200,000
Impairment loss																		15,300,000	$ 2,200,000	4,300,000	600,000
Equity method investment ownership ( as a percentage)																9.81%								9.81%
Nanyang Herbs
INVESTMENTS.
Percentage of shares acquired																																										50.00%
Investment made																				3,300,000		¥ 3,300,000									$ 500,000								$ 500,000
Equity method investment ownership ( as a percentage)																																										50.00%
Principal Investment Gain (Loss)																				3,300,000	500,000	3,300,000	$ 500,000
Dragonfly Ventures II, L.P. ("Dragonfly")
INVESTMENTS.
Investment made																																					¥ 19,500,000	$ 2,800,000
Percentage of equity interest																1.19%	1.19%
Redblock Inc. ("Redblock")
INVESTMENTS.
Investment made																																	¥ 1,900,000	$ 300,000
Percentage of equity interest																1.00%	1.00%
SMI Vantage("SMI")
INVESTMENTS.
Amount invested																											¥ 2,100,000	$ 300,000
Investment income (loss)																¥ 4,000,000	$ 600,000
Income (loss) Investment income																		10,200,000	1,500,000
Number of shares sold																17,600,000	17,600,000
Common Stock, Value, Subscriptions										¥ 1,600,000																									$ 200,000
Share exercised options paid								¥ 4,900,000	$ 700,000
Gain on investment										¥ 1,700,000	$ 200,000					¥ 5,200,000	$ 700,000
Shanghai Lingjun Sports Culture Development Co., Ltd. ("Shanghai Lingjun")
INVESTMENTS.
Investment made								6,000,000.0																								$ 900,000
Percentage of equity interest																12.76%	12.76%
Investment payback		¥ 1,500,000	$ 200,000															4,500,000	700,000
Hangzhou Lianfang Technology Co., Ltd. ("Hangzhou Lianfang")
INVESTMENTS.
Impairment loss																		2,000,000.0	300,000
Investment made								¥ 2,000,000.0																								$ 300,000
Percentage of equity interest								4.00%	4.00%							4.00%	4.00%
FF Intelligent Mobility Global Holdings Ltd. ("FF Intelligent")
INVESTMENTS.
Investment made | $												$ 5,000,000.0																															$ 5,000,000.0
Shares acquisition after merger	423,053															423,053	423,053
Gain on investment																¥ 37,700,000	$ 5,500,000			14,300,000	$ 2,100,000
Lock-up period	6 months
Investment recognition recorded | $												$ 0
Recognized a loss on change in investment																¥ 800,000	$ 100,000	13,500,000	$ 3,400,000	23,400,000
FF Intelligent Mobility Global Holdings Ltd. ("FF Intelligent") | Class B ordinary shares
INVESTMENTS.
Common stock issued												2,994,011
Shanyeyunye
INVESTMENTS.
Impairment loss																						5,000,000.0	700,000
Investment made														¥ 5,000,000.0				¥ 1,400,000		¥ 3,300,000		4,700,000			$ 200,000						500,000								$ 700,000		$ 700,000
Percentage of equity interest														10.00%				10.00%	10.00%
BeijingNaonao
INVESTMENTS.
Impairment loss																						¥ 3,000,000.0	$ 400,000
Investment made													¥ 3,000,000.0																											$ 400,000
Percentage of equity interest													9.09%			8.30%	8.30%	8.30%	8.30%	8.30%	8.30%	9.09%	9.09%
SIVA
INVESTMENTS.
Impairment loss																						¥ 10,000,000.0	$ 1,400,000
Shanghai Ronglei Culture Communication Co Ltd
INVESTMENTS.
Amount of investment agreed																				¥ 2,000,000											$ 300,000
Investment recognition recorded																¥ 5,000,000	$ 700,000	¥ 3,000,000	$ 400,000
Nano Labs, Ltd. [Member]
INVESTMENTS.
Investment made						¥ 20,200,000																				$ 3,000,000
Number of shares sold															187,656
Gain on investment				¥ 700,000	$ 100,000	¥ 15,200,000	$ 2,200,000
Ordinary shares obtain						260,642																				260,642
Recognized a loss on change in investment																¥ 400,000	$ 50,000.00	¥ 4,300,000
Gameway Pte.Ltd. [Member]
INVESTMENTS.
Amount invested																													¥ 600,000	$ 90,000.00
Percentage of equity interest																1.25%	1.25%